ASSET SALE (Detail Textuals) - Asset Sale - USD ($) $ in Thousands	1 Months Ended
	May 31, 2014	Jul. 12, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price placed in escrow	$ 1,300	$ 1,300
Working capital adjustment provisions	$ 250